UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                                 [LOGO OMITTED]

                                      FMA
                                   ----------
                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES


                        ---------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                        ---------------------------------
                         THE ADVISORS' INNER CIRCLE FUND


                                  ANNUAL REPORT
                                October 31, 2006

================================================================================

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statement of Changes in Net Assets ........................................   10

Financial Highlights ......................................................   11

Notes to Financial Statements .............................................   12

Report of Independent Registered Public Accounting Firm ...................   17

Disclosure of Portfolio Expenses ..........................................   18

Trustees and Officers of The Advisors' Inner Circle Fund ..................   19

Approval of Investment Advisory Agreement .................................   23

Notice to Shareholders ....................................................   25

Shareholder Voting Results ................................................   25

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2006

Dear Shareholder:

While the return of the Russell 2000 Index was an attractive 19.98% for the year ended October 31, 2006, the final months of the period were spent struggling to regain the all-time high established by the Russell 2000 in May 2006. The small cap market continued its long record of outperformance compared to its large cap peers, although the S&P 500 Index was able to eclipse its prior 2006 record earlier than the Russell 2000 Index. The equity market strength reflected moderating economic growth and inflation pressures, continued strong corporate earnings, lower energy prices and relative stability in interest rates reflected by the 10-year Treasury yield, which was flat for the year. The weakness in the housing sector of the economy has not had a meaningfully negative impact on job growth or consumer spending patterns. In addition, most major economies outside the United States continued to post solid growth, particularly in China, Japan and India.

We are very pleased to report that the FMA Small Company Portfolio ("the Portfolio") generated a 21.07% return for the fiscal year. Reflecting a healthy economic backdrop, market leadership within the industrial cyclicals and technology sectors of the market continued. At the same time, market participants balanced their economically leveraged positions with investments in the utilities, financial services and consumer staples sectors of the market which also demonstrated leadership. The Portfolio benefited from its participation in these sectors but also from excellent stock selection within the health care, energy and transportation industries. Lastly, portfolio performance was augmented by three holdings which were acquired by larger companies including Anteon International by General Dynamics, MRO Software by IBM and Aviall by The Boeing Company.

Our forecast for 2007 includes moderate economic growth as demonstrated by GDP growth of 2.5% on average. We anticipate the Federal Reserve will remain on the sidelines as growth slows and will potentially lower interest rates in the first half of the year. We expect housing to bottom without significant damage to consumer spending and international growth to slow modestly. This environment is expected to provide a strong backdrop for equity markets which we expect will post another year of returns exceeding the long-term averages. We continue to believe the small cap segment of the equity market will outperform its larger cap peers but do anticipate further transitioning of market leadership. Importantly, the Portfolio's focus will remain on identifying high quality companies that have the ability to consistently generate strong relative earnings growth as well as superior return of investment. We think this investment approach will prove particularly successful as the economic and market cycles continue to mature.

Respectfully yours,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

                   Growth of a $10,000 Investment
                   ----------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN*
                      FOR PERIOD ENDED OCTOBER 31, 2006
                   ----------------------------------------
                                                 Annualized
                    One Year  5 Years  10 Years  Inception
                                                  to Date
                   ----------------------------------------
                     21.07%   14.09%    12.12%     13.11%
                   ----------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FMA SMALL COMPANY    RUSSELL     S&P 500
              DATE          PORTFOLIO       2000 INDEX    INDEX
           ----------   -----------------   ----------   -------
           10/31/1996        $10,000         $10,000     $10,000
           10/31/1997        $14,233         $12,933     $13,211
           10/31/1998        $13,934         $11,402     $16,116
           10/31/1999        $12,871         $13,097     $20,253
           10/31/2000        $15,995         $15,377     $21,487
           10/31/2001        $16,246         $13,424     $16,136
           10/31/2002        $15,866         $11,871     $13,698
           10/31/2003        $19,721         $17,019     $16,547
           10/31/2004        $23,350         $19,015     $18,106
           10/31/2005        $25,935         $21,312     $19,685
           10/31/2005        $31,399         $25,570     $22,902
           10/31/2006

* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.

         THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE
         AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.
    THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND
     ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES
   AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

         THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED
        OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT
           TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY WEIGHTINGS (UNAUDITED)++
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

             Banks                                    10.7%
             Real Estate Investment Trusts             8.9%
             Short-Term Investments                    8.1%
             Medical Products & Services               5.4%
             Healthcare                                4.9%
             Food & Beverage                           4.3%
             Insurance                                 4.3%
             Energy Equipment & Services               4.2%
             Consumer Products                         3.2%
             Semi Conductors                           3.2%
             Apparel/Textiles                          3.1%
             Electrical Technology                     3.0%
             Utilities - Electrical                    3.0%
             Communications Equipment                  2.9%
             Computer Software                         2.9%
             Leasing & Renting                         2.7%
             Building & Construction                   2.5%
             Exchange Traded Fund                      1.9%
             Gas Utilities                             1.8%
             Business Services                         1.6%
             Data Processing                           1.6%
             Aerospace & Defense                       1.5%
             Building & Construction Supplies          1.5%
             Materials & Processing                    1.5%
             Transportation Services                   1.5%
             Electronic Equipment & Services           1.4%
             Entertainment                             1.4%
             Restaurants                               1.4%
             Retail                                    1.4%
             Utilities                                 1.4%
             Semi Conductors/Instruments               1.2%
             Coal Mining                               1.0%
             Machinery                                 0.6%

++    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 89.6%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
  AEROSPACE & DEFENSE -- 1.5%
  Moog, Cl A* ....................................        83,200   $  3,103,360
                                                                   ------------
  APPAREL/TEXTILES -- 3.1%
  Carter's* ......................................       122,000      3,444,060
  Wolverine World Wide ...........................       107,700      3,054,372
                                                                   ------------
                                                                      6,498,432
                                                                   ------------
  BANKS -- 10.6%
  Bank of the Ozarks .............................       116,800      3,659,344
  Capitol Bancorp ................................        68,600      3,218,712
  First State Bancorporation .....................       118,900      2,961,799
  FirstMerit .....................................       138,100      3,206,682
  Hanmi Financial ................................       170,368      3,640,764
  Placer Sierra Bancshares .......................       130,300      3,090,716
  Prosperity Bancshares ..........................        79,400      2,754,386
                                                                   ------------
                                                                     22,532,403
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
  BUILDING & CONSTRUCTION -- 2.5%
  Meritage Homes* ................................        47,400   $  2,169,972
  URS* ...........................................        78,300      3,164,103
                                                                   ------------
                                                                      5,334,075
                                                                   ------------
  BUILDING & CONSTRUCTION SUPPLIES -- 1.5%
  Interline Brands* ..............................       130,100      3,114,594
                                                                   ------------
  BUSINESS SERVICES -- 1.6%
  Rollins ........................................       161,000      3,484,040
                                                                   ------------
  COAL MINING -- 1.0%
  Foundation Coal Holdings .......................        55,400      2,033,734
                                                                   ------------
  COMMUNICATIONS EQUIPMENT -- 2.9%
  CommScope* .....................................        90,000      2,871,900
  Comtech Telecommunications* ....................        90,600      3,229,890
                                                                   ------------
                                                                      6,101,790
                                                                   ------------
  COMPUTER SOFTWARE -- 2.9%
  Blackbaud ......................................       107,100      2,677,500
  SRA International, Cl A* .......................       107,200      3,435,760
                                                                   ------------
                                                                      6,113,260
                                                                   ------------
  CONSUMER PRODUCTS -- 3.2%
  Chattem* .......................................        55,400      2,350,068
  Inter Parfums ..................................        69,508      1,364,442
  Jarden* ........................................        86,950      3,128,461
                                                                   ------------
                                                                      6,842,971
                                                                   ------------
  DATA PROCESSING -- 1.5%
  Jack Henry & Associates ........................       151,200      3,294,648
                                                                   ------------
  ELECTRICAL TECHNOLOGY -- 3.0%
  Coherent* ......................................        90,700      2,923,261
  Flir Systems* ..................................       106,400      3,398,416
                                                                   ------------
                                                                      6,321,677
                                                                   ------------
  ELECTRONIC EQUIPMENT & SERVICES -- 1.4%
  ESCO Technologies* .............................        68,300      2,965,586
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
  ENERGY EQUIPMENT & SERVICES -- 4.2%
  Oceaneering International* .....................        89,200   $  3,210,308
  W-H Energy Services* ...........................        77,200      3,615,276
  World Fuel Services ............................        48,800      2,099,376
                                                                   ------------
                                                                      8,924,960
                                                                   ------------
  ENTERTAINMENT -- 1.4%
  WMS Industries* ................................        83,900      2,964,187
                                                                   ------------
  FOOD & BEVERAGE -- 4.3%
  Hain Celestial Group* ..........................       108,167      3,053,554
  J&J Snack Foods + ..............................        89,455      2,988,692
  Ralcorp Holdings* ..............................        63,100      3,120,295
                                                                   ------------
                                                                      9,162,541
                                                                   ------------
  GAS UTILITIES -- 1.8%
  New Jersey Resources ...........................        74,000      3,837,640
                                                                   ------------
  HEALTHCARE -- 4.9%
  Healthways* ....................................        68,300      2,892,505
  Integra LifeSciences Holdings* .................       100,500      3,711,465
  PolyMedica .....................................        91,100      3,785,205
                                                                   ------------
                                                                     10,389,175
                                                                   ------------
  INSURANCE -- 4.3%
  Delphi Financial Group, Cl A ...................        73,300      2,877,025
  ProAssurance* ..................................        62,000      3,019,400
  Universal American Financial* ..................       176,300      3,277,417
                                                                   ------------
                                                                      9,173,842
                                                                   ------------
  LEASING & RENTING -- 2.7%
  Aaron Rents ....................................       145,700      3,625,016
  Williams Scotsman International* ...............        88,000      2,070,640
                                                                   ------------
                                                                      5,695,656
                                                                   ------------
  MACHINERY -- 0.6%
  Regal-Beloit ...................................        24,700      1,221,415
                                                                   ------------
  MATERIALS & PROCESSING -- 1.5%
  Century Aluminum* ..............................        80,272      3,124,186
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
  MEDICAL PRODUCTS & SERVICES -- 5.4%
  Datascope ......................................        47,230   $  1,694,140
  Emergency Medical Services, Cl A* ..............       174,500      3,175,900
  Haemonetics* ...................................        75,000      3,420,000
  Owens & Minor ..................................       102,300      3,223,473
                                                                   ------------
                                                                     11,513,513
                                                                   ------------
  REAL ESTATE INVESTMENT TRUSTS -- 8.8%
  EastGroup Properties ...........................        79,200      4,215,816
  Equity Inns ....................................       202,000      3,389,560
  Home Properties ................................        51,700      3,265,889
  Mid-America Apartment Communities ..............        60,800      3,869,920
  Pennsylvania Real Estate Investment Trust ......        93,500      4,029,850
                                                                   ------------
                                                                     18,771,035
                                                                   ------------
  RESTAURANTS -- 1.4%
  Sonic* .........................................       133,600      3,039,400
                                                                   ------------
  RETAIL -- 1.4%
  Hibbett Sporting Goods* ........................        99,100      2,897,684
                                                                   ------------
  SEMI CONDUCTORS -- 3.2%
  ATMI* ..........................................        99,300      3,146,817
  Microsemi* .....................................       188,718      3,698,873
                                                                   ------------
                                                                      6,845,690
                                                                   ------------
  SEMI CONDUCTORS/INSTRUMENTS -- 1.2%
  Plexus* ........................................       119,500      2,619,440
                                                                   ------------
  TRANSPORTATION SERVICES -- 1.5%
  Forward Air ....................................        96,234      3,124,718
                                                                   ------------
  UTILITIES -- 1.4%
  Consolidated Communications Holdings ...........       157,600      2,899,840
                                                                   ------------
  UTILITIES - ELECTRICAL -- 2.9%
  Empire District Electric .......................       145,600      3,456,544
  PNM Resources ..................................       100,100      2,818,816
                                                                   ------------
                                                                      6,275,360
                                                                   ------------
  TOTAL COMMON STOCK
     (Cost $172,827,387) .........................                  190,220,852
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 1.9%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
  iShares Russell 2000 Index Fund
     (Cost $3,925,995) ...........................        54,100   $  4,117,551
                                                                   ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.1%
--------------------------------------------------------------------------------
  HighMark 100% U.S. Treasury Money Market Fund,
    Fiduciary Class, 4.55% (A) ...................     8,416,680      8,416,680
  HighMark U.S. Government Money Market Fund,
    Fiduciary Class, 4.93% (A) ...................     8,416,680      8,416,680
  Union Bank of California Money
    Market Fund, 4.46% (B) .......................       341,924        341,924
                                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
       (Cost $17,175,284) ........................                   17,175,284
                                                                   ------------
  TOTAL INVESTMENTS -- 99.6%
       (Cost $193,928,666) .......................                 $211,513,687
                                                                   ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $212,260,726.

  *   NON-INCOME PRODUCING SECURITY

  + SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF THE SUCH SECURITIES AS OF OCTOBER 31, 2006 WAS $2,988,692 AND REPRESENTS 1.41% OF NET ASSETS.

(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.

(B)   THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF OCTOBER 31, 2006.

 CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
  Investments at value (Cost $193,928,666) ....................   $ 211,513,687
  Receivable for investment securities sold ...................       3,483,338
  Receivable for capital shares sold ..........................       2,970,437
  Dividends and interest receivable ...........................         188,932
                                                                  -------------
  Total Assets ................................................     218,156,394
                                                                  -------------
LIABILITIES:
  Payable for investment securtities purchased ................       5,592,120
  Payable due to Investment Advisor ...........................         128,449
  Payable for capital shares redeemed .........................          22,036
  Payable due to Administrator ................................          20,552
  Payable due to Trustees .....................................           2,287
  Chief Compliance Officer fees payable .......................             821
  Other accrued expenses ......................................         129,403
                                                                  -------------
  Total Liabilities ...........................................       5,895,668
                                                                  -------------
  Total Net Assets ............................................   $ 212,260,726
                                                                  =============
NET ASSETS CONSIST OF:
  Paid-in Capital .............................................     170,282,772
  Accumulated net realized gain on investments ................      24,392,933
  Net unrealized appreciation on investments ..................      17,585,021
                                                                  -------------
  TOTAL NET ASSETS ............................................   $ 212,260,726
                                                                  =============
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
     (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
     ($212,260,726 / 9,212,291 SHARES) ........................   $       23.04
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .....................................................   $   1,914,016
                                                                  -------------
   TOTAL INVESTMENT INCOME ....................................       1,914,016
                                                                  -------------
EXPENSES
Investment Advisory Fees ......................................       1,346,505
Administration Fees ...........................................         215,443
Chief Compliance Officer Fees .................................           6,844
Trustees' Fees ................................................           5,725
Shareholder Servicing Fees ....................................         465,622
Transfer Agent Fees ...........................................          84,090
Printing Fees .................................................          68,110
Legal Fees ....................................................          31,070
Registration and Filing Fees ..................................          22,279
Audit Fees ....................................................          19,754
Custodian Fees ................................................          14,240
Other Expenses ................................................           5,533
                                                                  -------------
   TOTAL EXPENSES .............................................       2,285,215
Less:
Fees Paid Indirectly -- Note 4 ................................         (62,999)
                                                                  -------------
   NET EXPENSES ...............................................       2,222,216
                                                                  -------------
NET INVESTMENT LOSS ...........................................        (308,200)
                                                                  -------------
NET REALIZED GAIN ON INVESTMENTS ..............................      26,554,625*
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........       6,858,552
                                                                  -------------
NET GAIN ON INVESTMENTS .......................................      33,413,177
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  33,104,977
                                                                  =============

* INCLUDES REALIZED GAINS ON IN-KIND REDEMPTION (SEE NOTE 8).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  YEAR ENDED       YEAR ENDED
                                                 OCTOBER 31,       OCTOBER 31,
                                                     2006             2005
                                                 ------------     -------------
OPERATIONS:
   Net Investment Income (Loss) ..............   $   (308,200)    $     157,102
   Net Realized Gain on Investments ..........     26,554,625*       25,935,684
   Net Change in Unrealized Appreciation
   (Depreciation) on Investments .............      6,858,552        (7,197,179)
                                                 ------------     -------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ................     33,104,977        18,895,607
                                                 ------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................             --          (111,482)
   Capital Gains .............................    (25,776,311)      (33,367,973)
                                                 ------------     -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .........    (25,776,311)      (33,479,455)
                                                 ------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................     98,971,118        38,905,089
   Reinvestment of Distributions .............     24,773,526        32,170,755
   Redeemed ..................................    (81,651,532)**    (85,562,131)
                                                 ------------     -------------
   Net Increase (Decrease) from
    Capital Share Transactions ...............     42,093,112       (14,486,287)
                                                 ------------     -------------
        TOTAL INCREASE (DECREASE)
          IN NET ASSETS ......................     49,421,778       (29,070,135)
NET ASSETS:
   Beginning of Period .......................    162,838,948       191,909,083
                                                 ------------     -------------
   End of Period (including undistributed
    net investment income of $0
    and $163,022, respectively) ..............   $212,260,726     $ 162,838,948
                                                 ============     =============
SHARE TRANSACTIONS:
   Issued ....................................      4,498,737         1,695,196
   Reinvestment of Distributions .............      1,236,204         1,483,365
   Redeemed ..................................     (3,793,583)**     (3,981,060)
                                                 ------------     -------------
   Net Increase (Decrease) in Shares
    Outstanding from Share Transactions ......      1,941,358          (802,499)
                                                 ============     =============

 * INCLUDES REALIZED GAINS ON IN-KIND REDEMPTION (SEE NOTE 8).

** INCLUDES REDEMPTIONS AS A RESULT OF IN-KIND TRANSFERRED SECURITIES (SEE
   NOTE 8).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                       YEARS ENDED OCTOBER 31,
                                              --------------------------------------------------------------------------
                                                2006             2005           2004             2003           2002(1)
                                              ---------        ---------      ---------        ---------       ---------
Net Asset Value, Beginning of Year ........   $   22.40        $   23.77      $   20.08        $   16.18       $   16.61
                                              ---------        ---------      ---------        ---------       ---------
Income from Investment Operations:
   Net Investment Income (Loss) ...........       (0.05)(2)         0.03(2)       (0.04)(2)         0.01            0.06
   Net Realized and Unrealized Gain (Loss)         4.24             2.47           3.74             3.92           (0.44)
                                              ---------        ---------      ---------        ---------       ---------
   Total from Investment Operations .......        4.19             2.50           3.70             3.93           (0.38)
                                              ---------        ---------      ---------        ---------       ---------
Dividends and Distributions:
   Net Investment Income ..................          --            (0.01)         (0.01)           (0.03)          (0.05)
   Capital Gains ..........................       (3.55)           (3.86)            --               --              --
   Return of Capital ......................          --               --             --               --*             --
                                              ---------        ---------      ---------        ---------       ---------
   Total Dividends and Distributions ......       (3.55)           (3.87)         (0.01)           (0.03)          (0.05)
                                              ---------        ---------      ---------        ---------       ---------
Net Asset Value, End of Year ..............   $   23.04        $   22.40      $   23.77        $   20.08       $   16.18
                                              =========        =========      =========        =========       =========
TOTAL RETURN+ .............................       21.07%           11.07%         18.40%++         24.30%++        (2.34)%
                                              =========        =========      =========        =========       =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) .......   $ 212,261        $ 162,839      $ 191,909        $ 169,003       $ 136,326
Ratio of Net Expenses to Average Net Assets        1.24%            1.20%          1.20%            1.20%           1.13%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)** .....        1.27%            1.25%          1.24%***         1.27%           1.13%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       (0.17)%           0.09%         (0.18)%           0.01%           0.31%
Portfolio Turnover Rate ...................         135%+++          169%           145%             107%             99%

  *   INCLUDES RETURN OF CAPITAL OF $0.0035.

 **   SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

*** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.

 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

+++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS. IF THE IN-KIND TRANSACTIONS WERE NOT INCLUDED THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.

(2)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS'INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $54,929, which was used to pay administration expenses. The Portfolio also earned cash management credits which are used to offset transfer

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

agent expenses. During the period the Portfolio had transfer agent expenses reduced by $8,070. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Prior to April 1, 2006, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets. Effective April 1, 2006, the Adviser discontinued its voluntary expense cap.

Mr. Robert F. Carr III, a co-founder and Senior Managing Director of Fiduciary Management Associates, LLC., ("FMA") the investment adviser of the FMA Small Company Portfolio (the "Fund"), retired from FMA effective June 12, 2006, and FMA has repurchased Mr. Carr's equity interest in FMA effective September 30, 2006. As Mr. Carr owned a controlling interest in FMA, this repurchase by FMA of Mr. Carr's interest resulted in a change in control of FMA and thus constituted an "assignment," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which in turn resulted in the termination of the investment advisory agreement between FMA and the Fund (the "Previous Advisory Agreement"). Consequently, the Trust entered into an Interim Investment Advisory Agreement on September 29, 2006, which will remain in effect for a maximum of 150 days. While the Interim Investment Advisory Agreement is in effect, FMA's advisory fees are escrowed. Upon shareholder approval, the Trust will need to enter into a new investment advisory agreement (the "New Advisory Agreement") with FMA. In addition, FMA will continue to provide investment advisory services to the Fund under the Interim Advisory Agreement until the New Advisory Agreement is approved. Other than this change in the ownership of the investment adviser to the Fund, all other aspects including the operations of the investment adviser, the fees payable to the investment adviser and the persons responsible for the day-to-day investment management of the Fund are expected to remain unchanged. Approval of the New Advisory Agreement was not a condition to the repurchase of Mr. Carr's interest in FMA.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Portfolio made purchases of $238,095,643 and sales of $234,373,710 (including in-kind transactions) of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U. S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises. Permanent book and tax differences resulted in the reclassification of $145,178 to undistributed net investment income, $(2,077,705) to realized gain (loss) and $1,932,527 to paid-in capital. These book and tax differences were attributable to REIT adjustments, reclass of distributions and redemption in-kind. These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2006 and October 31, 2005, was as follows:

                              ORDINARY         LONG-TERM
                               INCOME        CAPITAL GAIN         TOTAL
                            -------------    -------------    --------------
2006                         $12,157,719      $13,618,592      $25,776,311
2005                          16,665,291       16,814,164       33,479,455

As of October 31, 2006, total Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                     $11,348,967
Undistributed Long-Term Capital Gain               13,190,044
Unrealized Appreciation                            17,438,943
                                                  -----------
Total Distributable Earnings                      $41,977,954
                                                  ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2006, were as follows:

       FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
       TAX COST        SECURITIES       SECURITIES        APPRECIATION
    --------------    -------------    -------------    ----------------
     $194,074,744      $20,603,728     $(3,164,785)        $17,438,943

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

8. IN-KIND TRANSFER OF SECURITIES:

During the year ended October 31, 2006, the Fund redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

                         SHARES
         DATE           REDEEMED           VALUE              GAIN
    --------------    -------------    -------------    ----------------
       6/30/06          (684,748)       $14,856,830        $1,932,527

9. OTHER:

At October 31, 2006, 65% of total shares outstanding were held by two shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 19, 2006

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

------------------------------------------------------------------------------------------
                                BEGINNING      ENDING         ANNUALIZED        EXPENSE
                                 ACCOUNT       ACCOUNT         EXPENSE           PAID
                                  VALUE         VALUE           RATIOS          DURING
                                 5/01/06      10/31/06      FOR THE PERIOD      PERIOD*
------------------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN         $1,000.00     $1,018.60         1.28%           $6.51
HYPOTHETICAL 5% RETURN           1,000.00      1,018.75         1.28             6.51
------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-362-8333. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                         TERM OF                                          IN THE ADVISORS'            OTHER
                      POSITION(S)      OFFICE AND                                         INNER CIRCLE FUND       DIRECTORSHIPS
  NAME, ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD BY BOARD
       AGE 1           THE TRUST      TIME SERVED 2        DURING PAST 5 YEARS              BOARD MEMBER             MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.               Chairman      (Since 1991)   SEI employee 1974-present.                  36           Trustee of The
NESHER                of the Board                   Currently performs various                               Advisors' Inner Circle
60 yrs. old           of Trustees                    services on behalf of SEI                                Fund II, Bishop Street
                                                     Investments for which                                    Funds, SEI Asset
                                                     Mr. Nesher is compensated.                               Allocation Trust, SEI
                                                     Executive Vice President of SEI                          Daily Income Trust,
                                                     Investments, 1986-1994. Director                         SEI Index Funds, SEI
                                                     and Executive Vice President of                          Institutional
                                                     the Administrator and the                                International Trust,
                                                     Distributor, 1981-1994.                                  SEI Institutional
                                                                                                              Investments Trust, SEI
                                                                                                              Institutional Managed
                                                                                                              Trust, SEI Liquid
                                                                                                              Asset Trust, SEI Tax
                                                                                                              Exempt Trust, SEI
                                                                                                              Opportunity Master
                                                                                                              Fund, L.P., SEI
                                                                                                              Opportunity Fund,
                                                                                                              L.P., SEI Global
                                                                                                              Master Fund, PLC, SEI
                                                                                                              Global Assets Fund,
                                                                                                              PLC, SEI Global
                                                                                                              Investments Fund, PLC,
                                                                                                              SEI Investments
                                                                                                              Global, Limited, SEI
                                                                                                              Investments Global
                                                                                                              Fund Services Limited,
                                                                                                              SEI Investments
                                                                                                              (Europe) Ltd., SEI
                                                                                                              Investments-Unit Trust
                                                                                                              Management (UK)
                                                                                                              Limited, and SEI
                                                                                                              Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.              Trustee       (Since 1992)   Self Employed Consultant since              36           Director of SEI
DORAN                                                2003. Partner, Morgan, Lewis &                           Investments Company
1701 Market Street,                                  Bockius LLP (law firm) from                              and SEI Investments
Philadelphia, PA                                     1976-2003, counsel to the Trust,                         Distribution Co., SEI
19103                                                SEI Investments, the Administrator                       Investments-Global
66 yrs. old                                          and the Distributor. Director of                         Fund Services,
                                                     SEI Investments since 1974;                              Limited, SEI
                                                     Secretary of SEI Investments                             Investments Global
                                                     since 1978.                                              Limited, SEI
                                                                                                              Investments (Europe),
                                                                                                              Limited, SEI
                                                                                                              Investments (Asia)
                                                                                                              Limited, SEI Asset
                                                                                                              Korea Co., Ltd.
                                                                                                              Trustee of The
                                                                                                              Advisors' Inner Circle
                                                                                                              Fund II, SEI
                                                                                                              Investments, Bishop
                                                                                                              Street Funds, SEI
                                                                                                              Asset Allocation
                                                                                                              Trust, SEI Daily
                                                                                                              Income Trust, SEI
                                                                                                              Index Funds, SEI
                                                                                                              Institutional
                                                                                                              International Trust,
                                                                                                              SEI Institutional
                                                                                                              Investments Trust, SEI
                                                                                                              Institutional Managed
                                                                                                              Trust, SEI Liquid
                                                                                                              Asset Trust and SEI
                                                                                                              Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                         TERM OF                                           IN THE ADVISORS'           OTHER
                      POSITION(S)      OFFICE AND                                         INNER CIRCLE FUND       DIRECTORSHIPS
  NAME, ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD BY BOARD
       AGE 1           THE TRUST      TIME SERVED 2        DURING PAST 5 YEARS              BOARD MEMBER             MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

EUGENE B.               Trustee       (Since 1993)   Private investor from 1987 to               36           Trustee of The
PETERS                                               present. Vice President and Chief                        Advisors' Inner Circle
77 yrs. old                                          Financial officer, Western Company                       Fund and Bishop Street
                                                     of North America (petroleum                              Funds.
                                                     service company), 1980-1986.
                                                     President of Gene Peters and
                                                     Associates (import company),
                                                     1978-1980. President and Chief
                                                     Executive Officer of Jos. Schlitz
                                                     Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.                Trustee       (Since 1994)   Attorney, Solo Practitioner since           36           Trustee of The
STOREY                                               1994. Partner, Dechert, September                        Advisors' Inner Circle
75 yrs. old                                          1987-December 1993.                                      Fund II, Bishop Street
                                                                                                              Funds, SEI Asset
                                                                                                              Allocation Trust, SEI
                                                                                                              Daily Income Trust,
                                                                                                              SEI Index Funds, SEI
                                                                                                              Institutional
                                                                                                              International Trust,
                                                                                                              SEI Institutional
                                                                                                              Investments Trust, SEI
                                                                                                              Institutional Managed
                                                                                                              Trust, SEI Liquid
                                                                                                              Asset Trust and SEI
                                                                                                              Tax Exempt Trust, and
                                                                                                              the U.S. Charitable
                                                                                                              Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.               Trustee       (Since 1999)   Chief Executive Officer, Newfound           36           Trustee, State Street
SULLIVAN, JR.                                        Consultants, Inc. since April 1997.                      Navigator Securities
64 yrs. old                                          General Partner, Teton Partners,                         Lending Trust, since
                                                     L.P.,  June 1991-December 1996;                          1995. Trustee of The
                                                     Chief Financial Officer, Nobel                           Fulcrum Trust. Trustee
                                                     Partners, L.P., March 1991-                              of the Advisors' Inner
                                                     December 1996; Treasurer and                             Circle Fund II, Bishop
                                                     Clerk, Peak Asset Management.                            Street Funds, SEI
                                                     Inc., since 1991.                                        Asset Allocation
                                                                                                              Trust, SEI Daily
                                                                                                              Income Trust, SEI
                                                                                                              Index Funds, SEI
                                                                                                              Institutional
                                                                                                              International Trust,
                                                                                                              SEI Institutional
                                                                                                              Investments Trust, SEI
                                                                                                              Institutional Managed
                                                                                                              Trust, SEI Liquid
                                                                                                              Asset Trust, SEI Tax
                                                                                                              Exempt Trust, SEI
                                                                                                              Opportunity Master
                                                                                                              Fund, L.P. and SEI
                                                                                                              Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                         TERM OF                                           IN THE ADVISORS'           OTHER
                      POSITION(S)      OFFICE AND                                         INNER CIRCLE FUND       DIRECTORSHIPS
  NAME, ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD       HELD BY BOARD
       AGE 1           THE TRUST      TIME SERVED 2        DURING PAST 5 YEARS             MEMBER/OFFICER        MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

BETTY L.                Trustee       (Since 2005)   Self-Employed Legal and Financial           36           Trustee of The
KRIKORIAN                                            Services Consultant since 2003.                          Advisors' Inner Circle
63 yrs. old                                          State Street Bank Global                                 Fund II and Bishop
                                                     Securities and Cash Operations                           Street Funds.
                                                     from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.              Trustee       (Since 2005)   Self-Employed Business Consultant,          36           Director, Crown
CARLBOM                                              Business Project Inc. since 1997.                        Pacific, Inc. Trustee
72 yrs. old                                          CEO and President, United Grocers                        of The Advisors' Inner
                                                     Inc. from 1997 to 2000.                                  Circle Fund II and
                                                                                                              Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.             Trustee       (Since 2005)   Retired.                                    36           Director, Federal
JOHNSON                                                                                                       Agricultural Mortgage
64 yrs. old                                                                                                   Corporation. Trustee
                                                                                                              of The Advisors' Inner
                                                                                                              Circle Fund II and
                                                                                                              Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F.               President      (Since 2003)   Senior Operations Officer, SEI              N/A                   N/A
VOLK, CPA                                            Investments, Fund Accounting
44 yrs. old                                          and Administration (1996-present);
                                                     Assistant Chief Accountant for
                                                     the U.S. Securities and Exchange
                                                     Commission's Division of
                                                     Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL                Controller     (Since 2005)   Director, SEI Investments, Fund             N/A                   N/A
LAWSON                 and Chief                     Accounting since July 2005.
46 yrs. old            Financial                     Manager, SEI Investments AVP
                        Officer                      from April 1995 to February 1998
                                                     and November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL                  Chief        (Since 2006)   Director of Investment Product              N/A                   N/A
EMERY                  Compliance                    Management and Development
43 yrs. old             Officer                      at SEI Investments since February
                                                     2003. Senior Investment
                                                     Analyst, Equity team at SEI
                                                     Investments from March
                                                     2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                         TERM OF                                           IN THE ADVISORS'           OTHER
                      POSITION(S)      OFFICE AND                                         INNER CIRCLE FUND       DIRECTORSHIPS
  NAME, ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD       HELD BY BOARD
       AGE 1           THE TRUST      TIME SERVED 2        DURING PAST 5 YEARS             MEMBER/OFFICER        MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES                 Vice President  (Since 2004)   Employed by SEI Investments                 N/A                   N/A
NDIAYE                and Secretary                  Company since 2004. Vice
38 yrs. old                                          Deusche Asset Management from
                                                     President, 2003-2004. Associate,
                                                     Morgan, Lewis & Bockius LLP from
                                                     2000-2003. Counsel, Assistant
                                                     Vice President, ING Variable
                                                     Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.            Assistant Vice  (Since 2000)   General Counsel, Vice President             N/A                   N/A
BARTO                 President and                  and Assistant Secretary of SEI
38 yrs. old             Assistant                    Investments Global Funds Services
                        Secretary                    since 1999; Associate, Dechert
                                                     (law firm) from 1997-1999;
                                                     Associate, Richter, Miller & Finn
                                                     (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA                 Assistant Vice  (Since 2006)   Vice President and Assistant                N/A                   N/A
ROSALA                President and                  Secretary of SEI Investments
32 yrs. old             Assistant                    Management Corp. and SEI Global
                        Secretary                    Funds Services since 2005.
                                                     Compliance Officer of SEI
                                                     Investments from 2001-2004.
                                                     Account and Product Consultant
                                                     SEI Private Trust Company,
                                                     1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE                 AML Officer    (Since 2005)   Assistant Vice President and AML            N/A                   N/A
WELCH                                                Compliance Officer of SEI
29 yrs. old                                          Investments since January 2005.
                                                     Compliance Analyst at TD
                                                     Waterhouse from January 2004 to
                                                     November 2004. Senior Compliance
                                                     Analyst at UBS Financial Services
                                                     from October 2002 to January
                                                     2004. Knowledge Management
                                                     Analyst at PricewaterhouseCoopers
                                                     Consulting from September 2000 to
                                                     October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and discussed the planned retirement of a senior member of the firm and the succession planning that would result. The Adviser representative then reviewed personnel matters, asset flows, marketing plans, the Adviser's investment approach, investment outlook and portfolio structure. The Adviser representative noted that the Adviser had retained a new Chief Compliance Officer in 2005. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board noted that the retirement of a senior member of the Adviser would result in a change of control of the Adviser but would not result in any change to the nature, extent or quality of services provided by the Adviser as management of the Fund would not change.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profit realized by the Adviser from its relationship with the Fund and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year. The Board also considered the approval of a new agreement that would replace the Agreement following the planned change in control of the Adviser and approval by Fund shareholders (the "New Agreement"). The Board took into consideration that other than the change in the ownership of the Adviser, all other aspects, including the operations of the Adviser, the fees payable to the Adviser and the persons responsible for the day-to-day investment management of the Fund were expected to remain unchanged under the New Agreement. Representatives from FMA, who were present at the meeting, assured the Board that there would be no reduction or other significant change in the nature or quality of the investment advisory services to the Fund under the New Agreement. Thus, given the fact that there were no material differences between the Agreement and New Agreement, the Board made similar considerations in approving the New Agreement as it did for the Agreement.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Portfolio is designating the following items with regard to distributions paid during the year.

                       LONG TERM        ORDINARY                         DIVIDEND       QUALIFYING
                      CAPITAL GAIN       INCOME           TOTAL          RECEIVED        DIVIDEND
                     DISTRIBUTIONS    DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)     INCOME (2)
                     --------------  ---------------  --------------  --------------  --------------
FMA Small Company
Portfolio                52.83%          47.17%           100.00%         24.51%          12.75%

(1) Dividend Received Deduction represents dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2)   The  percentage  in this  column  represents  the  amount  of  "Qualifying
      Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

Shareholder meetings were held September 12, 2006, and October 24, 2006, to approve a new Investment Advisory Agreement between the Portfolio and the Adviser, but were adjourned due to lack of quorum and no proposals were voted.

                           FMA SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


This information must be preceded or accompanied by a current prospectus for the Portfolio described.


FMA-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.